Investment Objectives and Goals - Simplify Kayne Anderson Energy and Infrastructure Credit ETF	May 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY Kayne Anderson Energy and Infrastructure Credit ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Kayne Anderson Energy and Infrastructure Credit ETF (the “Fund” or “KNRG”) primarily seeks current income and secondarily seeks capital appreciation.